UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 94.22%
Fannie Mae Pool
7.000%, 09/01/2014	$99,333	$104,975
7.000%, 06/01/2017	56,219	59,413
6.000%, 09/01/2017	170,959	184,798
5.500%, 03/01/2018	127,230	138,709
4.000%, 07/01/2018	895,715	955,656
4.000%, 10/01/2018	604,388	644,833
4.000%, 11/01/2018	124,135	132,442
7.000%, 11/01/2018	46,812	50,280
4.500%, 12/01/2018	491,274	528,257
4.500%, 02/01/2019	104,952	114,329
4.000%, 04/01/2019	1,073,328	1,146,496
4.500%, 04/01/2019	159,417	171,318
4.500%, 05/01/2019	123,464	134,494
5.000%, 05/01/2019	345,466	373,982
5.500%, 05/01/2019	125,312	136,618
6.000%, 06/01/2019	56,714	62,449
5.000%, 09/01/2019	143,952	156,666
6.000%, 09/01/2019	283,465	306,058
4.500%, 01/01/2020	943,330	1,013,753
5.000%, 01/01/2020	141,366	153,852
4.000%, 03/01/2020	89,488	95,476
5.000%, 04/01/2020	289,832	313,756
5.000%, 06/01/2020	1,889,135	2,046,549
5.500%, 06/01/2020	151,197	165,122
4.500%, 07/01/2020	113,824	122,321
4.500%, 08/01/2020	196,573	211,125
4.500%, 09/01/2020	444,152	477,310
4.500%, 12/01/2020	522,149	560,803
6.500%, 02/01/2021	287,654	302,346
4.500%, 03/01/2021	277,436	297,974
5.000%, 10/01/2021	467,909	506,532
4.500%, 12/01/2021	1,311,927	1,409,048
5.000%, 12/01/2021	1,898,185	2,056,353
4.500%, 05/01/2022	227,390	244,366
5.500%, 08/01/2022	420,562	458,023
6.000%, 08/01/2022	55,778	61,418
5.000%, 04/01/2023	283,880	311,342
5.000%, 05/01/2023	297,916	324,807
5.000%, 06/01/2023	237,982	261,005
5.500%, 06/01/2023	676,453	742,754
5.000%, 07/01/2023	347,656	381,289
5.500%, 09/01/2023	149,524	164,179
4.500%, 10/01/2023	675,228	732,337
5.500%, 10/01/2023	91,113	100,567
5.500%, 11/01/2023	615,077	671,340
5.000%, 12/01/2023	153,957	166,064
5.500%, 03/01/2024	141,188	155,202
4.500%, 05/01/2024	196,214	212,809
5.000%, 05/01/2024	347,640	381,271
5.500%, 07/01/2025	245,055	269,074
4.500%, 11/01/2025	99,311	107,028
4.726%, 12/01/2026 (a)	45,564	45,904
6.000%, 04/01/2027	80,623	88,901
4.808%, 05/01/2027 (a)	8,245	8,826
6.500%, 01/01/2029	281,292	327,002
6.500%, 03/01/2029	106,809	122,416
5.500%, 12/01/2032	2,263,798	2,474,007
5.500%, 04/01/2033	827,929	906,360
5.500%, 06/01/2033	920,130	1,005,571
5.000%, 12/01/2033	553,227	598,361
5.500%, 11/01/2034	487,231	532,473
5.500%, 12/01/2034	332,488	363,258
5.500%, 02/01/2035	215,317	235,311
5.500%, 03/01/2035	135,091	147,636
5.500%, 04/01/2035	2,673,862	2,922,985
5.500%, 05/01/2035	886,927	969,285
5.500%, 09/01/2035	208,074	227,395
5.500%, 11/01/2035	291,556	318,447
5.500%, 10/01/2036	995,758	1,092,637
5.500%, 08/01/2037	1,199,485	1,310,491
1.478%, 08/01/2042 (a)	33,783	33,999
4.500%, 08/01/2019	232,155	249,486
5.500%, 03/01/2023	1,168,705	1,283,253
5.500%, 08/01/2023	159,341	174,959
5.500%, 10/01/2024	95,396	104,746
5.500%, 02/01/2025	259,814	285,280
6.000%, 05/01/2026	83,841	92,476
6.000%, 06/01/2027	153,113	168,834
5.000%, 03/01/2034	1,802,897	1,949,423
5.500%, 09/01/2034	4,858,029	5,307,614
Fannie Mae REMICS
1997-42, 7.000%, 07/18/2012	3,116	3,129
2001-51, 6.000%, 10/25/2016	637,846	681,621
2002-11, 5.500%, 03/25/2017	81,452	86,731
2002-7, 5.500%, 03/25/2017	589,961	632,991
2003-35, 4.000%, 04/25/2017	293	293
2002-19, 6.000%, 04/25/2017	24,932	26,608
2003-18, 4.000%, 06/25/2017	21,566	21,660
2003-36, 4.500%, 06/25/2017	15,416	15,497
2003-52, 3.500%, 07/25/2017	75,501	76,022
2003-33, 4.000%, 07/25/2017	365,699	367,836
2002-55, 5.500%, 09/25/2017	350,878	377,088
2002-57, 5.500%, 09/25/2017	329,282	353,481
2002-59B, 5.500%, 09/25/2017	90,326	97,249
2002-61, 5.500%, 10/25/2017	58,909	63,523
2002-74, 5.000%, 11/25/2017	289,614	309,245
2002-72, 5.500%, 11/25/2017	188,660	203,497
2003-27, 3.500%, 03/25/2018	203,735	209,734
2004-36, 4.000%, 03/25/2018	141,073	143,224
2003-21, 5.000%, 03/25/2018	232,231	248,260
2003-81, 4.500%, 04/25/2018	592,426	614,783
2003-57, 3.500%, 06/25/2018	192,506	200,895
2003-57, 5.000%, 06/25/2018	36,236	38,763
2003-74, 3.750%, 08/25/2018	120,022	125,817
2004-66, 4.500%, 08/25/2018	73,095	73,245
2003-81, 4.500%, 09/25/2018	90,000	96,708
2003-91, 4.500%, 09/25/2018	472,078	509,203
2003-108, 4.000%, 11/25/2018	643,149	681,296
2003-128, 4.000%, 01/25/2019	600,000	642,278
1999-15, 6.000%, 04/25/2019	276,558	301,079
2005-38, 5.000%, 06/25/2019	83,137	85,144
2005-8, 5.000%, 07/25/2019	198,594	204,923
2008-55, 5.000%, 07/25/2019	57,868	60,887
2005-93, 4.500%, 11/25/2019	296,834	305,133
2005-46, 5.000%, 01/25/2020	39,633	39,949
1990-73, 0.707%, 07/25/2020	72,438	69,172
2011-68, 4.500%, 12/25/2020	998,081	1,068,645
2004-44, 4.500%, 05/25/2021	3,289	3,289
2010-17, 4.500%, 06/25/2021	799,044	854,454
2011-68, 5.000%, 06/25/2021	793,465	855,689
2004-61, 5.500%, 08/25/2021	60,000	61,770
2003-64, 4.500%, 07/25/2022	700,270	714,843
2003-122, 5.500%, 08/25/2022	245,000	252,282
2003-17, 4.250%, 09/25/2022	61,440	63,273
2003-46, 4.000%, 06/25/2023	52,055	54,081
2003-49, 5.500%, 06/25/2023	127,500	140,130
2006-111, 4.500%, 08/25/2023	38,732	38,889
2009-37, 4.000%, 03/25/2024	193,308	204,081
2004-44, 4.500%, 06/25/2024	2,115,000	2,288,656
2010-57, 5.000%, 07/25/2025	275,404	294,473
2006-9, 5.500%, 07/25/2029	61,486	61,680
2005-48, 5.000%, 03/25/2030	78,889	79,142
2007-65B, 6.000%, 03/25/2031	3,080	3,079
2003-71, 4.100%, 09/25/2031	725,692	733,926
2001-64, 6.000%, 11/25/2031	728,900	821,949
2002-97, 5.500%, 12/25/2031	46,885	47,794
2003-2, 5.000%, 03/25/2032	327,734	331,602
2008-80, 5.000%, 05/25/2032	1,039,034	1,091,308
2003-42, 5.500%, 05/25/2032	123,971	124,622
2010-39, 5.000%, 10/25/2032	149,210	157,110
2005-27, 5.500%, 05/25/2034	85,528	94,308
2005-23, 5.000%, 04/25/2035	89,599	98,945
2005-62, 4.750%, 07/25/2035	237,173	254,858
2005-68, 5.750%, 07/25/2035	23,758	26,166
2005-73, 0.494%, 08/25/2035 (a)	748,496	747,523
2007-33, 5.500%, 04/25/2037	29,796	33,992
2005-62, 5.000%, 06/25/2035	61,527	69,751
FHMLC-GNMA
G023, 0.638%, 11/25/2023 (a)	450,564	452,425
Freddie Mac Gold Pool
6.000%, 02/01/2017	95,957	102,207
6.500%, 03/01/2017	74,384	81,195
6.000%, 10/01/2017	250,929	270,594
6.500%, 01/01/2018	89,665	95,339
6.000%, 02/01/2018	263,205	283,833
4.500%, 03/01/2018	261,106	277,850
6.000%, 03/01/2018	337,534	363,987
5.000%, 07/01/2018	513,805	554,457
4.500%, 08/01/2018	275,105	292,886
5.000%, 10/01/2018	303,412	325,212
5.000%, 11/01/2018	347,517	372,530
4.500%, 12/01/2018	626,296	673,009
5.500%, 02/01/2019	185,924	201,856
6.000%, 02/01/2019	101,371	109,316
5.000%, 03/01/2019	395,079	426,337
4.000%, 06/01/2019	209,362	223,536
4.500%, 06/01/2019	84,915	91,169
4.500%, 07/01/2019	656,508	704,449
5.000%, 08/01/2019	1,057,602	1,142,269
5.000%, 10/01/2019	791,162	854,500
4.500%, 11/01/2019	596,870	640,456
4.000%, 12/01/2019	126,156	134,697
5.000%, 12/01/2019	1,008,907	1,089,676
4.000%, 01/01/2020	50,850	53,911
5.000%, 02/01/2020	129,075	139,409
5.500%, 04/01/2020	614,336	674,275
5.000%, 07/01/2020	135,320	146,153
6.000%, 07/01/2020	10,197	10,977
4.500%, 08/01/2020	1,533,206	1,645,540
6.000%, 08/01/2020	226,041	243,332
4.500%, 09/01/2020	322,068	345,788
5.000%, 10/01/2020	646,435	698,186
5.500%, 10/01/2020	179,645	195,264
4.000%, 02/01/2021	157,122	167,759
4.500%, 03/01/2021	131,698	141,233
5.500%, 03/01/2021	556,737	605,488
5.500%, 04/01/2021	45,849	49,835
5.500%, 05/01/2021	942,371	1,021,947
6.500%, 07/01/2021	21,129	23,610
6.000%, 08/01/2021	125,840	136,095
6.500%, 08/01/2021	807,792	872,834
6.000%, 09/01/2021	60,456	66,494
5.500%, 11/01/2021	60,619	65,889
5.500%, 10/01/2022	663,445	719,468
6.500%, 11/01/2022	12,604	14,083
5.000%, 01/01/2023	193,396	208,184
5.500%, 04/01/2023	352,423	381,961
5.000%, 05/01/2023	405,514	443,531
5.500%, 05/01/2023	278,023	304,846
4.500%, 08/01/2023	442,350	477,827
4.500%, 09/01/2023	412,678	445,776
5.000%, 09/01/2023	49,898	54,576
6.000%, 01/01/2024	608,388	656,068
5.500%, 02/01/2024	601,512	652,075
4.500%, 05/01/2024	170,988	184,701
5.500%, 12/01/2024	665,002	722,818
4.500%, 05/01/2025	474,751	506,897
5.500%, 06/01/2025	359,154	393,739
5.000%, 07/01/2025	686,835	739,352
5.000%, 09/01/2025	486,217	530,585
5.000%, 02/01/2026	259,477	283,155
6.000%, 08/01/2026	18,883	20,821
6.000%, 09/01/2026	135,381	149,282
5.500%, 12/01/2027	164,938	179,583
5.000%, 08/01/2033	665,203	718,523
5.500%, 10/01/2033	1,362,626	1,485,110
5.000%, 08/01/2035	1,089,568	1,176,222
6.000%, 05/01/2017	115,721	123,403
5.000%, 04/01/2018	267,787	286,780
5.500%, 11/01/2022	83,904	91,092
5.500%, 01/01/2026	36,398	39,903
Freddie Mac REMICS
2113, 6.000%, 01/15/2014	30,528	31,603
2863, 4.250%, 09/15/2014	16,076	16,102
2791, 5.000%, 05/15/2015	29,945	32,074
2828, 5.500%, 06/15/2015	110,892	119,238
2843, 5.500%, 07/15/2015	79,019	83,127
2344, 6.000%, 08/15/2016	416,175	443,350
2677, 4.000%, 09/15/2016	10,458	10,458
2354, 5.750%, 09/15/2016	387,514	412,408
2368B, 6.000%, 10/15/2016	56,454	59,694
2381, 5.500%, 11/15/2016	850,242	898,900
2635, 3.500%, 03/15/2017	21,678	21,743
2685, 4.000%, 03/15/2017	97,884	98,582
2614, 4.000%, 05/15/2017	78,265	78,721
2513, 5.000%, 05/15/2017	16,213	16,247
2619, 4.500%, 06/15/2017	73,599	74,667
2458, 5.500%, 06/15/2017	183,294	195,743
2625, 3.250%, 07/15/2017	114,597	115,185
2634, 3.500%, 07/15/2017	114,894	115,720
2670, 5.000%, 07/15/2017	365,820	371,036
2636, 5.500%, 07/15/2017	172,849	177,130
2767, 4.000%, 09/15/2017	172,467	174,445
2503, 5.500%, 09/15/2017	195,963	211,324
2508, 5.000%, 10/15/2017	337,597	365,871
2509, 5.000%, 10/15/2017	59,008	63,037
2510, 5.000%, 10/15/2017	182,123	197,375
2513, 5.000%, 10/15/2017	354,973	378,643
2515, 5.000%, 10/15/2017	595,746	635,602
2564, 5.500%, 10/15/2017	100,704	107,831
2627, 3.000%, 11/15/2017	277,900	282,239
2595, 4.000%, 12/15/2017	557,532	573,973
3567, 4.000%, 12/15/2017	211,176	220,639
2543, 5.000%, 12/15/2017	136,353	145,782
2544, 5.000%, 12/15/2017	487,135	520,798
2786, 4.500%, 01/15/2018	139,505	142,464
2564, 5.000%, 02/15/2018	250,000	271,254
2575, 5.000%, 02/15/2018	200,000	218,454
2629, 4.000%, 03/15/2018	306,542	318,851
2795, 5.000%, 03/15/2018	240,814	243,656
2888, 4.500%, 04/15/2018	590,000	600,297
2613, 3.250%, 05/15/2018	222,441	224,780
2617, 4.500%, 05/15/2018	1,125,000	1,201,749
2627, 4.500%, 06/15/2018	45,000	48,919
2631, 4.500%, 06/15/2018	111,650	119,437
2683, 4.000%, 09/15/2018	2,000,000	2,126,670
2958, 4.500%, 09/15/2018	63,125	63,951
2686, 3.500%, 10/15/2018	500,000	531,722
2685, 4.000%, 10/15/2018	150,000	159,899
2695, 4.000%, 10/15/2018	475,000	509,214
2875, 4.000%, 11/15/2018	331,418	341,210
2926, 4.500%, 01/15/2019	42,058	42,858
2927, 4.500%, 01/15/2019	127,320	129,033
2899, 4.500%, 03/15/2019	200,000	208,411
2773, 4.000%, 04/15/2019	590,000	635,654
2786, 4.000%, 04/15/2019	2,000,000	2,138,585
2790, 5.000%, 05/15/2019	74,214	79,687
2934, 5.000%, 02/15/2020	296,503	286,913
3037, 4.500%, 02/15/2020	96,112	99,873
2657, 5.000%, 12/15/2020	79,291	79,949
3296, 5.000%, 02/15/2021	116,570	119,599
3062, 5.500%, 09/15/2021	15,703	15,833
3455, 4.500%, 10/15/2021	141,651	144,486
2568, 4.250%, 12/15/2021	33,138	33,167
2533, 5.500%, 12/15/2021	11,060	11,060
2666, 5.500%, 01/15/2022	57,648	59,279
3288, 4.500%, 03/15/2022	900,000	993,062
3291, 4.500%, 03/15/2022	650,000	713,063
2522, 5.500%, 03/15/2022	28,227	28,645
3676, 3.000%, 04/15/2022	46,645	47,058
2558, 4.500%, 06/15/2022	207,395	212,177
2561, 5.500%, 06/15/2022	488,272	503,647
3033, 5.000%, 09/15/2022	2,188	2,188
2710, 4.750%, 12/15/2022	285,524	293,649
3004, 4.500%, 01/15/2023	145,000	148,915
2937, 4.500%, 06/15/2023	336,435	342,495
2676, 5.000%, 09/15/2023	809,776	879,889
2746, 5.000%, 02/15/2024	1,000,000	1,094,097
3007, 5.500%, 07/15/2024	169,653	178,517
2835, 5.500%, 08/15/2024	128,745	141,699
2892, 5.000%, 11/15/2024	743,993	809,231
2695, 4.500%, 08/15/2028	70,750	71,076
3178, 6.000%, 09/15/2028	251,628	265,852
3059, 5.000%, 10/15/2028	124,224	124,584
2764, 5.000%, 01/15/2029	256,060	259,498
3104, 5.000%, 01/15/2029	72,795	72,853
3337, 5.500%, 07/15/2030	41,420	41,481
2864, 5.500%, 01/15/2031	144,081	149,210
2963, 5.500%, 02/15/2031	79,849	80,706
2875, 5.500%, 05/15/2031	36,939	37,143
2549, 5.500%, 06/15/2031	79,274	81,017
2344, 6.500%, 08/15/2031	102,898	112,746
2538, 5.500%, 09/15/2031	45,356	45,415
3113, 5.000%, 10/15/2031	100,000	102,154
2922, 5.500%, 01/15/2032	26,500	27,229
2588, 5.000%, 03/15/2032	15,063	15,310
2597, 5.000%, 03/15/2032	31,256	31,698
2755, 0.657%, 04/15/2032 (a)	54,666	54,703
2883, 5.000%, 04/15/2032	112,926	114,328
2600, 5.500%, 06/15/2032	110,239	115,635
2968, 6.000%, 09/15/2032	266,000	277,625
3241, 5.500%, 07/15/2034	742,853	765,242
2718, 4.500%, 06/15/2017	40,348	41,055
2970, 5.500%, 01/15/2023	67,456	68,060
Ginnie Mae I Pool
5.000%, 02/15/2018	63,670	68,527
4.500%, 11/15/2018	511,196	549,007
6.000%, 01/15/2020	470,310	511,659
5.500%, 11/15/2020	384,076	416,449
5.000%, 12/31/2031	931,860	1,006,992
Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	108,890	121,184
2003-97, 4.500%, 01/16/2030	266,503	269,992
2009-58, 4.000%, 11/16/2031	153,862	159,439
2005-51, 4.500%, 07/20/2035	373,399	387,000
2007-49, 0.303%, 12/20/2035	34,816	34,304
TOTAL MORTGAGE BACKED SECURITIES (Cost $123,093,707)		$124,247,449

SHORT-TERM INVESTMENTS - 3.02%
First American US Treasury Money Market Fund	3,978,893	3,978,893
TOTAL SHORT-TERM INVESTMENTS (Cost $3,978,893)		$3,978,893

Total Investments (Cost $127,072,600) - 97.24%		128,226,342
Other Assets in Excess of Liabilities - 2.76%		3,639,781
TOTAL NET ASSETS - 100.00%		$131,866,123

Percentages are stated as a percent of net assets.

(a)	Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$127,072,600
Gross unrealized appreciation	1,256,307
Gross unrealized depreciation	(102,565)
Net unrealized appreciation	$1,153,742

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May 31, 2012.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Mortgage Backed Securities	$-	$124,247,449	$-	$124,247,449
Short-Term Investments	3,978,893	-	-	3,978,893
Total Investments	$3,978,893	$124,247,449	$-	$128,226,342

There were no significant transfers between Levels 1 and 2 during the period ended February 29, 2012.
The fund held no Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                     John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.